REGULATORY FRAMEWORK (Details 5)	12 Months Ended
Dec. 31, 2022
Base And Additional Remuneration To Hydroelectric Generators [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium HI Capacity > 120 ≤ 300 MW
Remuneration SE No. 31/20 ($ / MW-month)	132,000
Remuneration SE No. 440/21 ($ / MW-month)	170,280
Remuneration SE No. 238/22 ($ / MW-mes)	243,500
Remuneration SE No. 826/22 ($ / MW-mes)	321,421
Base And Additional Remuneration To Hydroelectric Generators One [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Small HI Capacity > 50 ≤ 120 MW
Remuneration SE No. 31/20 ($ / MW-month)	181,500
Remuneration SE No. 440/21 ($ / MW-month)	234,135
Remuneration SE No. 238/22 ($ / MW-mes)	334,813
Remuneration SE No. 826/22 ($ / MW-mes)	441,953
Base And Additional Remuneration To Hydroelectric Generators Two [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Medium Pumped HI Capacity > 120 ≤ 300 MW
Remuneration SE No. 31/20 ($ / MW-month)	132,000
Remuneration SE No. 440/21 ($ / MW-month)	170,280
Remuneration SE No. 238/22 ($ / MW-mes)	243,500
Remuneration SE No. 826/22 ($ / MW-mes)	321,421
Base And Additional Remuneration To Hydroelectric Generators Three [Member]
IfrsStatementLineItems [Line Items]
Technology and scale	Renewable HI Capacity ≤ 50 MW
Remuneration SE No. 31/20 ($ / MW-month)	297,000
Remuneration SE No. 440/21 ($ / MW-month)	383,130
Remuneration SE No. 238/22 ($ / MW-mes)	547,876
Remuneration SE No. 826/22 ($ / MW-mes)	723,196